Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment (losses) /reversals of impairment losses recognized in income for the year
Properties, plant and equipment	$ (47,059)	$ (8,084)
Intangible assets other than goodwill	9	34,857
Other expenses, by nature
Other expenses	(4,661,601)	(5,192,568)	$ (1,951,706)
Other expenses by function	(93,400)	(75,971)	(60,605)
Other Expenses By Function
Impairment (losses) /reversals of impairment losses recognized in income for the year
Properties, plant and equipment	(47,059)	(8,084)	(5,582)
Intangible assets other than goodwill	0	(520)	(478)
Goodwill	(9)	(33,629)	0
Subtotal	(47,068)	(42,233)	(6,060)
Other expenses, by nature
Legal expenses	17,127	(6,841)	(42,254)
VAT and other unrecoverable taxes	(2,683)	(5,694)	(1,015)
Fines paid	(542)	(617)	(882)
Investment plan expenses	(13,255)	(727)	1
Exploration expenses	0	0	(284)
Contributions and donations	(38,756)	(19,096)	(9,037)
Other operating expenses	(8,223)	(763)	(1,074)
Other expenses	$ (46,332)	$ (33,738)	$ (54,545)